Income tax benefit/expense	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Income tax benefit/expense
Note
10
. Income tax benefit/expense

		2022	2021
	2023	restated	restated
	A$’000	A$’000	A$’000

Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	(20,736)	(25,382)	(8,904)

Tax at the statutory tax rate of 25% (2022 25% 202 1 26%)	(5,184)	(6,345)	(2,316)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Research and Development claim	—	—	—
Amortisation of intangibles	467	467	348
Employee option plan	289	419	175
Gain/loss on revaluation of contingent consideration	(847)	38	707

	(5,275)	(5,421)	(1,086)

Adjustment recognized for prior periods	—	16	—
Adjustment to deferred tax balances as a result of change in statutory tax rate	—	(113)	(186)
Tax losses and timing differences not recognized	5,004	5,150	788

Income tax benefit	(271)	(368)	(484)

	2023 A$’000	2022 restated A$’000	2021 restated A$’000

Tax losses not recognized
Unused tax losses for which no deferred tax asset has been recognized-Australia	120,412	96,519	70,896
Potential tax benefit @ 25.0% (202 2 25% 202 1 26%) - Australia	30,103	24,130	17,724
Unused tax losses for which no deferred tax asset has been recognized US	4,305	2,380	2,038
Potential tax benefit at statutory tax rates@21%-US	904	500	428